17. Trade payables, net (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Schedule of trade payables, net
	2019	2018

Product suppliers	14,371	9,662
Service suppliers	977	491
Bonuses from suppliers (note 17.2)	(461)	(907)
	14,887	9,246